BUSINESS SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Financial Segment Information

Financial information for each country is presented below:

	United States	Canada	Egypt(1)	Australia	North Sea	Other International	Total(1)
	(In millions)
2013
Oil and gas production revenues(2)	$6,902	$1,224	$3,917	$1,140	$2,728	$—	$15,911
Operating Expenses:
Depreciation, depletion, and amortization
Recurring	2,338	505	1,005	423	1,022	1	5,294
Additional	552	—	—	—	367	76	995
Asset retirement obligation accretion	94	49	—	27	68	—	238
Lease operating expenses	1,320	459	471	214	400	—	2,864
Gathering and transportation	84	155	42	—	7	—	288
Taxes other than income	335	45	8	13	384	—	785

Operating Income (Loss)(2)	$2,179	$11	$2,391	$463	$480	$(77)	5,447

Other Income (Expense):
Derivative instrument gains (losses), net							(399)
Other							48
General and administrative							(482)
Acquisitions, divestitures, and transition							(33)
Financing costs, net							(177)

Net Income From Continuing Operations
Before Income Taxes(2)							$4,404

Net Property and Equipment(2)	$27,010	$6,058	$5,454	$6,838	$5,622	$23	$51,005

Total Assets(2)	$29,940	$6,952	$8,121	$8,094	$6,902	$51	$60,060

Additions to Net Property and Equipment(2)	$6,404	$1,082	$1,309	$1,954	$1,084	$24	$11,857

2012
Oil and gas production revenues(2)	$6,226	$1,322	$4,554	$1,575	$2,751	$—	$16,428
Operating Expenses:
Depreciation, depletion, and amortization
Recurring	2,056	594	925	466	914	—	4,955
Additional	—	1,883	—	—	—	43	1,926
Asset retirement obligation accretion	112	41	—	17	58	—	228
Lease operating expenses	1,386	458	410	215	315	—	2,784
Gathering and transportation	69	163	39	—	24	—	295
Taxes other than income	292	50	14	11	451	—	818

Operating Income (Loss)(2)	$2,311	$(1,867)	$3,166	$866	$989	$(43)	5,422

Other Income (Expense):
Derivative instrument gains (losses), net							(79)
Other							215
General and administrative							(515)
Acquisitions, divestitures, and transition							(31)
Financing costs, net							(172)

Net Income From Continuing Operations
Before Income Taxes(2)							$4,840

Net Property and Equipment(2)	$28,552	$6,640	$5,151	$5,312	$5,927	$77	$51,659

Total Assets(2)	$31,175	$7,142	$7,311	$6,280	$6,874	$120	$58,902

Additions to Net Property and Equipment(2)	$9,586	$1,096	$1,153	$1,581	$1,104	$98	$14,618

	United States	Canada	Egypt	Australia	North Sea	Other International	Total
	(In millions)
2011
Oil and gas production revenues(2)	$6,104	$1,617	$4,791	$1,734	$2,091	$—	$16,337
Operating Expenses:
Depreciation, depletion, and amortization
Recurring	1,684	546	818	440	409	—	3,897
Additional	—	—	—	—	—	109	109
Asset retirement obligation accretion	97	26	—	10	17	—	150
Lease operating expenses	1,167	470	398	197	208	—	2,440
Gathering and transportation	64	165	35	—	25	—	289
Taxes other than income	259	51	13	9	539	—	871

Operating Income (Loss)(2)	$2,833	$359	$3,527	$1,078	$893	$(109)	8,581

Other Expense:
Other							114
General and administrative							(439)
Acquisitions, divestitures, and transition							(20)
Financing costs, net							(172)

Net Income From Continuing Operations
Before Income Taxes(2)							$8,064

Net Property and Equipment(2)	$21,038	$8,022	$4,923	$4,194	$5,737	$22	$43,936

Total Assets(2)	$23,499	$8,816	$6,656	$4,681	$6,600	$33	$50,285

Additions to Net Property and Equipment(2)	$3,854	$1,288	$1,015	$1,140	$4,175	$73	$11,545

(1)	2013 includes a noncontrolling interest in Egypt.
(2)	Amounts have been recast to exclude discontinued operations.